Label	Element	Value
American Funds College 2030 Fund®
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
American Funds College Target Date Series® Prospectus Supplement July 10, 2020

For the following prospectuses dated January 1, 2020 (as supplemented to date):

American Funds College 2030 Fund ® (CF30)

Changes apply to all funds within the series unless otherwise noted below.

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College 2030 Fund®
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

2. The following replaces the fourth paragraph in the “Principal investment strategies” section for each of the funds within the American Funds College Target Date Series (other than CEF) to read as follows:

The following glide path chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes relatively more conservative as time elapses. The fund’s asset allocation strategy promotes asset accumulation prior to college enrollment through equity exposure. As it approaches the target date, the fund will seek dividend income to help dampen risk while maintaining equity exposure, and will invest in fixed income securities to help provide current income, capital preservation and inflation protection. Upon reaching its target date, the fund will be principally invested in fixed income funds and may merge into the Enrollment Fund, which will also be principally invested in fixed income funds. The allocations shown reflect the target allocations as of July 1, 2020.

3. For each of the funds noted below, the chart under the heading “Investment approach” in the “Principal investment strategies” section of the prospectus is replaced with the following:

American Funds College 2030 Fund

Growth funds	20	0	0	0	0
Growth-and-income funds	35	40	20	10	0
Equity-income/balanced funds	10	15	20	10	0
Fixed income funds	35	45	60	80	100
	12	9	6	3	College enrollment
	Years before college

Keep this supplement with your prospectus.